Other Current Assets	12 Months Ended
Mar. 31, 2019
Successor [Member]
Other Current Assets

Note 6 - Other Current Assets

As of March 31, 2019 and 2018, other current assets consisted of the following:

	As of March 31,
	2019	2018

Other receivable	120,451	41,878
Prepaid expenses	13,868	-
	$134,319	$41,878